3. MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Schedule of future expenditure relating to exploration and mining operations
Date	Cash Payments	Expenditures
	CDN	CDN
On or before May 26, 2013	$20,000	$100,000
On or before May 26, 2014	$20,000	$100,000
On or before May 26, 2015	$40,000	$200,000
On or before May 26, 2016	$60,000	$300,000
On or before May 26, 2017	$60,000	$300,000